Investment Objectives and Goals - Democratic Large Cap Core ETF	Nov. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Democratic Large Cap Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Democratic Large Cap Core ETF (the “Fund”) seeks long-term capital appreciation.